Investments in unconsolidated equity investees (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments

Investments consist of the following at December 31:

	2013	2014
25% equity investment in unconsolidated equity investee (Avolon Capital Partners Limited)	5,963	16,146
Share of (losses)/profits, net of tax	(46)	307

Investment in unconsolidated equity investees	5,917	16,453